Debt - Summary of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2020	$ 30,577
2021	57,458
2022	203,600
2023	28,600
2024	3,404,400
Thereafter	1,842,576
Total debt outstanding	5,567,211	$ 3,547,400
Less: capitalized debt issuance costs and original issue discount	(80,354)
Total debt outstanding	$ 5,486,857